Putnam VT Global Asset Allocation Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (68.6%)(a)
	Shares	Value
Basic materials (2.4%)
Anglo American PLC (United Kingdom)	3,602	$124,251
Arkema SA (France)	423	55,956
Axalta Coating Systems, Ltd.(NON)	4,772	139,295
BHP Group PLC (United Kingdom)	4,960	123,620
BlueScope Steel, Ltd. (Australia)	4,812	69,810
Brenntag AG (Germany)	176	16,418
CF Industries Holdings, Inc.	1,675	93,499
Compagnie De Saint-Gobain (France)	2,311	155,651
Corteva, Inc.	1,807	76,039
Covestro AG (Germany)	1,932	132,693
CRH PLC (Ireland)	2,076	96,837
Dow, Inc.	1,219	70,166
DuPont de Nemours, Inc.	9,362	636,522
Eastman Chemical Co.	1,760	177,302
Eiffage SA (France)	611	61,639
Holcim, Ltd. (Switzerland)	2,096	100,840
International Paper Co.	1,325	74,094
LANXESS AG (Germany)	452	30,736
Nitto Denko Corp. (Japan)	400	28,505
Rio Tinto PLC (United Kingdom)	2,472	163,217
Sherwin-Williams Co. (The)	236	66,016
Shin-Etsu Chemical Co., Ltd. (Japan)	600	101,199
WestRock Co.	1,565	77,984
Weyerhaeuser Co.(R)	13,011	462,722

		3,135,011
Capital goods (4.1%)
AGCO Corp.	1,690	207,076
Allegion PLC (Ireland)	1,614	213,339
Allison Transmission Holdings, Inc.	1,979	69,898
Atlas Copco AB Class A (Sweden)	408	24,749
Avery Dennison Corp.	363	75,217
Caterpillar, Inc.	373	71,605
Clean Harbors, Inc.(NON)	644	66,892
CNH Industrial NV (United Kingdom)	7,943	134,493
Crown Holdings, Inc.	1,655	166,791
Cummins, Inc.	1,976	443,731
Daikin Industries, Ltd. (Japan)	600	129,053
Deere & Co.	1,223	409,791
Dover Corp.	461	71,686
GEA Group AG (Germany)	603	27,635
Gentex Corp.	3,105	102,403
Honeywell International, Inc.	1,532	325,213
Koito Manufacturing Co., Ltd. (Japan)	1,100	66,142
Legrand SA (France)	1,370	146,937
Lockheed Martin Corp.	2,706	933,841
Northrop Grumman Corp.	213	76,712
Oshkosh Corp.	865	88,550
Parker Hannifin Corp.	1,938	541,904
Republic Services, Inc.	1,202	144,312
Sandvik AB (Sweden)	5,687	129,789
Textron, Inc.	2,083	145,414
Toro Co. (The)	827	80,558
Waste Management, Inc.	2,044	305,292

		5,199,023
Communication services (1.8%)
American Tower Corp.(R)	273	72,457
AT&T, Inc.	6,975	188,395
Comcast Corp. Class A	7,670	428,983
Crown Castle International Corp.(R)	399	69,155
Deutsche Telekom AG (Germany)	9,076	182,992
KDDI Corp. (Japan)	5,400	178,457
Koninklijke KPN NV (Netherlands)	23,587	73,971
Verizon Communications, Inc.	20,978	1,133,022

		2,327,432
Computers (5.3%)
Apple, Inc.	32,891	4,654,077
Check Point Software Technologies, Ltd. (Israel)(NON)	339	38,321
Cisco Systems, Inc./California	14,962	814,382
Fortinet, Inc.(NON)	2,648	773,322
Fujitsu, Ltd. (Japan)	700	127,127
Logitech International SA (Switzerland)	423	37,463
ServiceNow, Inc.(NON)	110	68,450
Synopsys, Inc.(NON)	1,083	324,261

		6,837,403
Conglomerates (0.3%)
3M Co.	1,280	224,538
AMETEK, Inc.	1,721	213,421

		437,959
Consumer cyclicals (9.8%)
Adecco Group AG (Switzerland)	260	13,021
Amazon.com, Inc.(NON)	865	2,841,560
Aristocrat Leisure, Ltd. (Australia)	2,782	93,126
Berkeley Group Holdings PLC (The) (United Kingdom)	624	36,552
Brambles, Ltd. (Australia)	8,049	62,605
Brunswick Corp.	1,687	160,720
CIE Generale Des Etablissements Michelin SCA (France)	307	47,116
CK Hutchison Holdings, Ltd. (Hong Kong)	7,000	46,419
Daiwa House Industry Co., Ltd. (Japan)	2,900	96,850
Evolution AB (Sweden)	235	35,722
FleetCor Technologies, Inc.(NON)	296	77,336
Ford Motor Co.(NON)	66,720	944,755
Gartner, Inc.(NON)	1,549	470,710
Genting Intl. Public Ltd., Co. (Singapore)	49,500	26,073
GVC Holdings PLC (United Kingdom)(NON)	4,090	117,080
Hermes International (France)	114	157,557
iHeartMedia, Inc. Class A(NON)	214	5,354
Industria de Diseno Textil SA (Inditex) (Spain)	1,555	56,575
Interpublic Group of Cos., Inc. (The)	6,434	235,935
Kohl's Corp.	7,029	330,996
La Francaise des Jeux SAEM (France)	536	27,572
LVMH Moet Hennessy Louis Vuitton SA (France)	76	54,345
Marriott International, Inc./MD Class A(NON)	4,137	612,648
Nielsen Holdings PLC	4,455	85,491
Nintendo Co., Ltd. (Japan)	400	194,584
Nitori Holdings Co., Ltd. (Japan)	700	137,713
O'Reilly Automotive, Inc.(NON)	908	554,842
Omnicom Group, Inc.	1,068	77,387
Owens Corning	810	69,255
Pandora A/S (Denmark)	628	76,158
PayPal Holdings, Inc.(NON)	1,256	326,824
Polaris, Inc.	941	112,600
Porsche Automobil Holding SE (Preference) (Germany)	952	94,871
Publicis Groupe SA (France)	669	45,053
PulteGroup, Inc.	1,325	60,844
Ross Stores, Inc.	807	87,842
SEB SA (France)	172	24,253
SGS SA (Switzerland)	31	90,141
Sofina SA (Belgium)	45	17,852
Sony Group Corp. (Japan)	2,000	222,723
Stellantis NV (Italy)	8,601	164,565
Swedish Match AB (Sweden)	7,910	69,372
TABCORP Holdings, Ltd. (Australia)	10,316	36,513
Target Corp.	2,964	678,074
Tempur Sealy International, Inc.	3,715	172,413
Tesla, Inc.(NON)	109	84,527
TJX Cos., Inc. (The)	12,735	840,255
Toyota Motor Corp. (Japan)	500	8,944
TransUnion	660	74,125
Travel + Leisure Co.	1,602	87,357
Volkswagen AG (Preference) (Germany)	148	33,154
Volvo AB (Sweden)	5,951	133,703
Walmart, Inc.	7,386	1,029,461
Wesfarmers, Ltd. (Australia)	4,042	162,660
Whirlpool Corp.	346	70,536
Wyndham Hotels & Resorts, Inc.	1,109	85,604

		12,560,323
Consumer staples (5.0%)
Carlsberg A/S Class B (Denmark)	664	108,016
Coca-Cola Co. (The)	1,688	88,569
Coca-Cola Europacific Partners PLC (United Kingdom)	373	20,623
Coca-Cola HBC AG (Switzerland)	1,818	58,434
Coles Group, Ltd. (Australia)	9,645	117,707
Colgate-Palmolive Co.	8,977	678,482
Constellation Brands, Inc. Class A	1,790	377,135
Darden Restaurants, Inc.	1,720	260,528
Endeavour Group, Ltd./Australia (Australia)(NON)	5,193	26,077
Ferguson PLC (United Kingdom)	1,076	149,158
Imperial Brands PLC (United Kingdom)	5,400	112,694
ITOCHU Corp. (Japan)	5,300	155,245
Koninklijke Ahold Delhaize NV (Netherlands)	5,026	166,629
Kraft Heinz Co. (The)	1,114	41,017
L'Oreal SA (France)	510	210,488
ManpowerGroup, Inc.	956	103,516
McDonald's Corp.	2,768	667,392
Mondelez International, Inc. Class A	5,839	339,713
Nestle SA (Switzerland)	1,423	171,214
NH Foods, Ltd. (Japan)	900	34,045
PepsiCo, Inc.	4,897	736,558
Philip Morris International, Inc.	1,240	117,540
Procter & Gamble Co. (The)	5,307	741,919
Starbucks Corp.	2,631	290,226
Sysco Corp.	3,721	292,099
Tyson Foods, Inc. Class A	1,085	85,650
Unilever PLC (United Kingdom)	579	31,300
Yakult Honsha Co., Ltd. (Japan)	1,000	50,701
Yum! Brands, Inc.	559	68,371
ZOZO, Inc. (Japan)	2,000	74,889

		6,375,935
Electronics (3.1%)
Advanced Micro Devices, Inc.(NON)	346	35,603
Brother Industries, Ltd. (Japan)	2,000	44,006
Cirrus Logic, Inc.(NON)	988	81,362
Garmin, Ltd.	576	89,545
Hoya Corp. (Japan)	1,100	172,038
Intel Corp.	1,439	76,670
nVent Electric PLC (United Kingdom)	1,420	45,909
NVIDIA Corp.	9,588	1,986,250
Omron Corp. (Japan)	800	79,294
Qualcomm, Inc.	10,208	1,316,628
Shimadzu Corp. (Japan)	1,500	65,889
Thales SA (France)	144	13,906

		4,007,100
Energy (1.5%)
BP PLC (United Kingdom)	30,675	138,959
Chevron Corp.	3,279	332,655
DCC PLC (Ireland)	324	26,817
Equinor ASA (Norway)	6,876	175,224
Halliburton Co.	22,498	486,407
Marathon Petroleum Corp.	4,533	280,185
MWO Holdings, LLC (Units)(F)	15	38
Oasis Petroleum, Inc.	196	19,486
Royal Dutch Shell PLC Class B (United Kingdom)	13,095	290,111
Schlumberger, Ltd.	1,337	39,629
Targa Resources Corp.	3,910	192,411

		1,981,922
Financials (10.0%)
3i Group PLC (United Kingdom)	4,605	79,321
Aflac, Inc.	3,485	181,673
Alliance Data Systems Corp.	853	86,059
Allianz SE (Germany)	858	193,517
Allstate Corp. (The)	1,756	223,556
Ally Financial, Inc.	7,719	394,055
Ameriprise Financial, Inc.	1,675	442,401
Athene Holding, Ltd. Class A(NON)	2,351	161,913
AvalonBay Communities, Inc.(R)	336	74,471
Aviva PLC (United Kingdom)	21,941	116,780
Banco Bilbao Vizcaya Argenta (Spain)	24,669	162,729
Bank Leumi Le-Israel BM (Israel)	13,125	111,412
BOC Hong Kong Holdings, Ltd. (Hong Kong)	18,500	55,423
Brixmor Property Group, Inc.(R)	3,388	74,909
Capital One Financial Corp.	735	119,048
CBRE Group, Inc. Class A(NON)	3,499	340,663
Citigroup, Inc.	20,517	1,439,883
CK Asset Holdings, Ltd. (Hong Kong)	22,133	127,203
Commonwealth Bank of Australia (Australia)	1,001	74,594
Dai-ichi Life Holdings, Inc. (Japan)	3,900	84,919
DBS Group Holdings, Ltd. (Singapore)	7,500	166,544
Dexus Property Group (Australia)(R)	5,464	42,277
Direct Line Insurance Group PLC (United Kingdom)	14,071	54,899
Discover Financial Services	742	91,155
Duke Realty Corp.(R)	1,572	75,252
Equitable Holdings, Inc.	7,365	218,299
Equity Lifestyle Properties, Inc.(R)	958	74,820
Fidelity National Financial, Inc.	1,742	78,982
First Industrial Realty Trust, Inc.(R)	1,467	76,401
Gaming and Leisure Properties, Inc.(R)	2,845	131,780
Gjensidige Forsikring ASA (Norway)	903	19,997
Goldman Sachs Group, Inc. (The)	3,501	1,323,483
Goodman Group (Australia)(R)	9,644	149,708
Investor AB Class B (Sweden)	6,018	128,856
Invitation Homes, Inc.(R)	1,954	74,897
Israel Discount Bank, Ltd. Class A (Israel)(NON)	10,628	56,113
Jones Lang LaSalle, Inc.(NON)	736	182,594
JPMorgan Chase & Co.	12,161	1,990,634
Lamar Advertising Co. Class A(R)	1,106	125,476
Lincoln National Corp.	1,258	86,488
Link REIT (The) (Hong Kong)(R)	1,300	11,110
Medical Properties Trust, Inc.(R)	6,289	126,220
MetLife, Inc.	12,655	781,193
Morgan Stanley	2,147	208,925
NN Group NV (Netherlands)	282	14,717
OneMain Holdings, Inc.	1,693	93,674
Partners Group Holding AG (Switzerland)	98	152,558
Persimmon PLC (United Kingdom)	1,021	36,382
Principal Financial Group, Inc.	2,892	186,245
Prologis, Inc.(R)	312	39,134
Public Storage(R)	251	74,572
Raymond James Financial, Inc.	423	39,034
SEI Investments Co.	1,025	60,783
Simon Property Group, Inc.(R)	340	44,190
Skandinaviska Enskilda Banken AB (Sweden)	6,780	95,531
SLM Corp.	8,212	144,531
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,700	164,431
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,800	61,646
Sumitomo Realty & Development Co., Ltd. (Japan)	700	25,543
Sun Hung Kai Properties, Ltd. (Hong Kong)	4,000	49,709
Synchrony Financial	10,161	496,670
United Overseas Bank, Ltd. (Singapore)	4,100	77,546
Unum Group	3,490	87,459
Zurich Insurance Group AG (Switzerland)	114	46,483

		12,811,470
Government (—%)
Poste Italiane SpA (Italy)	2,671	36,761

		36,761
Health care (8.8%)
10x Genomics, Inc. Class A(NON)	1,655	240,935
Abbott Laboratories	5,233	618,174
AbbVie, Inc.	2,708	292,112
Align Technology, Inc.(NON)	1,219	811,159
AmerisourceBergen Corp.	1,829	218,474
Amgen, Inc.	318	67,623
Anthem, Inc.	2,066	770,205
Biogen, Inc.(NON)	1,610	455,614
Boston Scientific Corp.(NON)	1,709	74,154
Bristol-Myers Squibb Co.	20,764	1,228,606
Edwards Lifesciences Corp.(NON)	5,926	670,882
Eli Lilly and Co.	304	70,239
Eurofins Scientific (Luxembourg)	603	77,327
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	1,103	24,253
GlaxoSmithKline PLC (United Kingdom)	3,602	67,990
Hikma Pharmaceuticals PLC (United Kingdom)	1,380	45,400
Incyte Corp.(NON)	2,076	142,787
Ipsen SA (France)	440	42,005
IQVIA Holdings, Inc.(NON)	311	74,497
Johnson & Johnson	1,836	296,514
Laboratory Corp. of America Holdings(NON)	262	73,737
McKesson Corp.	2,622	522,774
Medtronic PLC	4,443	556,930
Merck & Co., Inc.	11,889	892,983
Merck KGaA (Germany)	676	147,002
Moderna, Inc.(NON)	1,710	658,111
Molina Healthcare, Inc.(NON)	690	187,204
Novartis AG (Switzerland)	3,266	267,943
Novo Nordisk A/S Class B (Denmark)	2,713	260,950
Ono Pharmaceutical Co., Ltd. (Japan)	1,300	29,650
Roche Holding AG (Switzerland)	820	299,221
Sartorius Stedim Biotech (France)	137	76,471
Seagen, Inc.(NON)	492	83,542
Service Corp. International	1,171	70,564
Sonic Healthcare, Ltd. (Australia)	3,645	107,016
Sonova Holding AG (Switzerland)	371	139,922
Vertex Pharmaceuticals, Inc.(NON)	3,264	592,057

		11,255,027
Semiconductor (0.4%)
Applied Materials, Inc.	1,569	201,977
ASML Holding NV (Netherlands)	312	230,154
Tokyo Electron, Ltd. (Japan)	200	88,160

		520,291
Software (5.9%)
Activision Blizzard, Inc.	1,613	124,830
Adobe, Inc.(NON)	2,355	1,355,821
Atlassian Corp PLC Class A (Australia)(NON)	236	92,375
Autodesk, Inc.(NON)	1,165	332,223
Cadence Design Systems, Inc.(NON)	3,245	491,423
Capcom Co., Ltd. (Japan)	2,000	55,551
Electronic Arts, Inc.	556	79,091
Intuit, Inc.	2,595	1,400,028
Manhattan Associates, Inc.(NON)	783	119,822
Microsoft Corp.	9,701	2,734,906
Sage Group PLC (The) (United Kingdom)	8,738	83,399
Veeva Systems, Inc. Class A(NON)	1,930	556,168
Workday, Inc. Class A(NON)	328	81,964

		7,507,601
Technology (0.1%)
SoftBank Group Corp. (Japan)	2,000	115,575

		115,575
Technology services (7.1%)
Accenture PLC Class A	4,029	1,288,958
Alphabet, Inc. Class A(NON)	1,493	3,991,565
Capgemini SE (France)	481	100,034
Cognizant Technology Solutions Corp. Class A	2,420	179,588
DocuSign, Inc.(NON)	1,505	387,432
Facebook, Inc. Class A(NON)	1,524	517,230
Fidelity National Information Services, Inc.	3,386	412,008
Genpact, Ltd.	1,619	76,919
GoDaddy, Inc. Class A(NON)	3,495	243,602
IBM Corp.	557	77,384
Nomura Research Institute, Ltd. (Japan)	3,200	117,935
Palo Alto Networks, Inc.(NON)	188	90,052
Pinterest, Inc. Class A(NON)	14,313	729,247
Roku, Inc.(NON)	1,957	613,226
SCSK Corp. (Japan)	1,200	25,376
Zebra Technologies Corp. Class A(NON)	515	265,441

		9,115,997
Transportation (1.2%)
A. P. Moeller-Maersck A/S Class B (Denmark)	14	37,870
CSX Corp.	19,203	571,097
Deutsche Post AG (Germany)	2,788	175,718
Nippon Express Co., Ltd. (Japan)	300	20,669
Nippon Yusen KK (Japan)	1,700	127,871
Norfolk Southern Corp.	300	71,775
Ryder System, Inc.	1,071	88,582
Union Pacific Corp.	1,169	229,136
United Parcel Service, Inc. Class B	731	133,115
Yamato Holdings Co., Ltd. (Japan)	2,200	55,774

		1,511,607
Utilities and power (1.8%)
AES Corp. (The)	3,180	72,599
American Electric Power Co., Inc.	3,922	318,388
CLP Holdings, Ltd. (Hong Kong)	10,000	96,183
E.ON SE (Germany)	2,660	32,544
Edison International	3,536	196,142
Electricite De France SA (France)	5,730	71,957
Exelon Corp.	8,541	412,872
FirstEnergy Corp.	2,019	71,917
Fortum OYJ (Finland)	3,752	114,106
Kinder Morgan, Inc.	12,783	213,860
Osaka Gas Co., Ltd. (Japan)	2,200	40,437
Public Service Enterprise Group, Inc.	1,156	70,400
Southern Co. (The)	8,441	523,089
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	2,500
Tokyo Gas Co., Ltd. (Japan)	2,100	39,108

		2,276,102

Total common stocks (cost $61,907,008)		$88,012,539

CORPORATE BONDS AND NOTES (14.6%)(a)
	Principal amount	Value
Basic materials (0.8%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$10,000	$11,250
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)	15,000	21,169
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	5,200
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29	5,000	4,969
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	8,000	8,650
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	10,000	10,675
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	5,113
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	8,000	8,480
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	10,000	9,939
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	11,000	11,723
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	14,892
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	15,000	18,075
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	78,000	88,933
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	5,000	4,800
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	15,000	15,919
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	30,000	31,276
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	5,013
Diamond BC BV 144A sr. unsec. unsub. notes 4.625%, 10/1/29 (Netherlands)	5,000	5,056
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	5,000	5,406
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	10,463
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	25,000	25,563
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	54,000	52,865
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,975
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	5,000	4,956
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	5,000	5,237
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31	15,000	15,362
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	40,000	45,330
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	10,000	9,975
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	5,000	5,238
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)	5,000	5,241
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	23,000	26,527
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	7,000	7,346
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	19,000	18,838
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	10,000	10,450
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	10,000	10,063
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	5,000	5,175
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	10,000	10,088
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	10,000	10,213
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)	10,000	10,213
NOVA Chemicals Corp. 144A sr. unsec. sub. notes 4.25%, 5/15/29 (Canada)	5,000	5,000
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	25,000	26,318
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	26,319
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	28,328
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	24,000	27,332
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	45,000	48,173
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28	5,000	5,025
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29	10,000	9,600
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	38,434
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	10,000	10,138
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29	15,000	15,675
TopBuild Corp. 144A company guaranty sr. unsec. bonds 4.125%, 2/15/32(FWC)	5,000	5,050
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	10,000	10,075
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	10,000	9,950
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29	10,000	10,662
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	10,000	10,500
Westlake Chemical Corp. sr. unsec. bonds 3.125%, 8/15/51	77,000	72,640
Westlake Chemical Corp. sr. unsec. bonds 2.875%, 8/15/41	38,000	36,343
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	42,034
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	14,209
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	39,000	55,537
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24	10,000	10,950
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27	10,000	10,288
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29	10,000	10,300

		1,119,536
Capital goods (0.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	5,000	4,863
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	20,800
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,435
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	5,000	5,138
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	25,000	24,685
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	46,000	45,988
Boeing Co. (The) sr. unsec. bonds 5.93%, 5/1/60	40,000	54,643
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	10,000	10,367
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)	5,000	5,250
Bombardier, Inc. 144A sr. unsec. notes 6.00%, 2/15/28 (Canada)	5,000	5,056
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	9,000	9,495
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	12,350
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	30,497
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	5,000	5,031
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)	5,000	5,125
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,963
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	10,000	10,501
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	10,000	10,950
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29	10,000	10,350
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	64,997
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	25,000	25,215
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	15,000	15,938
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	85,748
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	6,000	7,389
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	5,000	4,825
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	24,000	26,540
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	25,000	28,528
LSF11 A5 HoldCo., LLC 144A sr. unsec. notes 6.625%, 10/15/29	10,000	10,000
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	5,000	5,000
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29	10,000	10,075
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29	30,000	28,994
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	64,914
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	10,304
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	2,000	2,102
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	15,399
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	10,638
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	15,000	14,981
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40 (acquired 6/8/20, cost $24,542)(RES)	20,000	25,616
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,691
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	15,000	15,366
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29	5,000	5,125
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	10,000	10,150
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	25,356
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	21,575
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	5,000	5,181
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	10,000	10,317
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29	10,000	10,019
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	10,000	9,983
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27	15,000	15,413
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	50,000	52,125
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	32,884
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	20,000	20,200
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	10,000	11,075

		994,150
Communication services (1.9%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	74,000	75,668
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	100,000	104,998
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	61,000	60,155
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	7,000	8,026
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	187,000	183,974
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	33,000	32,131
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	92,103
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32	10,000	10,300
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	7,000	7,219
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	30,000	32,400
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30	10,000	10,455
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	5,000	5,159
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	2,000	2,190
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	25,000	24,980
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	3,000	4,079
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	11,222
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	107,099
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	44,000	52,681
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	8,107
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	92,000	104,894
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	4,000	5,741
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	19,000	20,150
Comcast Corp. 144A company guaranty sr. unsec. bonds 2.887%, 11/1/51	16,000	15,347
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	3,038
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	32,000	30,089
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	25,000	27,374
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	27,492
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	37,382
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	35,000	38,182
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	63,000	67,484
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	33,000	33,083
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	108,835
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	15,000	16,938
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	10,000	10,753
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29	10,000	9,798
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36	15,000	16,086
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	25,000	26,523
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	80,000	84,839
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	5,000	5,313
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	15,000	15,806
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	15,000	8,400
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	30,000	30,864
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	10,000	10,077
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	5,000	4,844
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,173
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	85,000	97,095
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	45,000	57,600
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	10,000	12,117
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	38,000	42,459
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31	60,000	58,836
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	7,729
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	73,000	80,423
T-Mobile USA, Inc. company guaranty sr. notes 2.55%, 2/15/31	16,000	16,057
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	10,085
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	10,000	10,505
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	5,000	5,058
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	5,000	5,053
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	25,000	26,563
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	85,818
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	70,000	73,915
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	35,000	35,430
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	30,000	38,798
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	76,593
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	90,000	103,457
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	21,000	21,735
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 3.625%, 6/15/29 (Canada)	5,000	5,069

		2,465,846
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (BBA LIBOR USD 3 Month + 3.33%), 3.446%, perpetual maturity	15,000	14,681

		14,681
Consumer cyclicals (1.9%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	10,000	9,939
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	27,469
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	14,564
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	98,956
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	75,000	75,006
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25	5,000	5,350
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	5,000	5,106
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29	5,000	4,963
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	14,000	13,644
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	20,000	19,850
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26	15,000	15,300
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	39,522
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	5,000	5,153
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31	15,000	15,469
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	5,000	5,419
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	10,000	10,513
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A sr. unsec. notes 5.00%, 6/15/29 (Canada)	10,000	10,226
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29	5,000	5,063
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29	5,000	5,006
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	10,000	10,233
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28	10,000	9,850
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	10,000	10,348
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	10,000	10,525
Clear Channel Outdoor Holdings, Inc. 144A sr. unsec. notes 7.50%, 6/1/29	10,000	10,400
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	15,000	14,550
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	60,000	59,324
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	15,000	9,900
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	10,000	4,375
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27	5,000	5,219
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	10,000	10,845
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	65,000	67,394
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	76,599
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	10,000	10,079
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	10,000	10,228
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	5,000	6,013
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	10,000	10,750
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)	10,000	9,798
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	10,000	10,300
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	5,000	5,038
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	4,000	5,272
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	87,001
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	24,141
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,826
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	21,000	21,667
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	55,000	57,988
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	13,000	14,071
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	5,000	5,234
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,543
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	10,000	10,338
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	51,991
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	41,208	43,481
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	18,349
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	5,000	5,863
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	60,000	66,225
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	86,000	100,207
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	5,000	5,225
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	10,420
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	5,000	5,281
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	6,200
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	17,044
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	5,000	5,675
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	10,000	9,995
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	38,000	44,031
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	10,000	10,100
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	15,000	15,507
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	5,056
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	10,350
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,500
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,265
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30	5,000	4,963
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	15,000	15,675
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	10,000	10,219
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	10,000	10,425
Mav Acquisition Corp. 144A sr. notes 5.75%, 8/1/28	10,000	9,825
Mav Acquisition Corp. 144A sr. unsec. notes 8.00%, 8/1/29	10,000	9,553
Meredith Corp. company guaranty sr. notes 6.50%, 7/1/25	5,000	5,350
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	10,000	10,338
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	20,000	17,505
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	48,927
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	15,000	15,558
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29	10,000	10,275
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	5,000	5,187
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	5,000	5,290
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	10,000	10,238
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	10,000	10,375
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 4.50%, 7/15/29	5,000	4,889
Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. bonds 4.75%, 7/15/31	5,000	4,864
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	71,116
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	10,300
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	15,000	15,834
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	5,000	4,797
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	10,000	10,338
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	15,000	21,525
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	23,000	26,658
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26	5,000	5,106
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	10,000	10,373
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	31,344
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	8,471
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	15,000	17,337
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	16,855
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	5,000	5,394
Scotts Miracle-Gro Co. (The) 144A company guaranty sr. unsec. bonds 4.375%, 2/1/32	5,000	5,041
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	15,000	15,675
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	5,000	5,017
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	5,000	4,916
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	10,438
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	10,000	9,919
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	5,000	4,888
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	40,000	39,075
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28	20,000	20,338
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	10,000	10,325
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	10,000	10,650
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26	10,000	10,445
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	5,000	5,375
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	10,000	10,104
Square, Inc. 144A sr. unsec. bonds 3.50%, 6/1/31	35,000	35,900
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	5,000	4,759
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	10,000	10,313
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	10,000	10,159
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	10,000
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	5,570
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	20,000	21,148
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	15,000	15,736
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	5,000	5,500
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	5,000	5,425
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	10,000	10,863
Univision Communications, Inc. 144A company guaranty sr. notes 4.50%, 5/1/29	5,000	5,081
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	10,000	10,722
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	5,000	5,184
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	38,000	43,297
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	22,000	23,372
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	13,264
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29	10,000	10,125
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	70,402
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	20,838
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	10,000	10,550
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/15/29	10,000	10,100
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	15,000	15,150
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	15,000	15,113
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	5,000	5,275

		2,458,088
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	5,000	4,950
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	5,000	5,076
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	10,000	10,063
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	5,388
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	35,000	36,717
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,800
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	17,606
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	48,000	57,304
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	17,659
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	15,000	15,244
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	5,000	5,095
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	5,000	5,019
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,384	2,728
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	74,294
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	82,017
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	20,000	20,600
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	10,000	10,450
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	20,000	20,026
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	5,309
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	60,000	60,094
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	31,000	35,989
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	10,440
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	5,000	5,689
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	15,000	18,446
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	28,000	29,493
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 4.875%, 10/1/49	20,000	24,342
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	3,000	3,276
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	10,993
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	31,000	31,760
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,085
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27	3,000	3,140
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31	5,000	4,941
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28	25,000	26,137
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26	5,000	5,150
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	150,000	149,428
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	11,525
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	20,000	24,508
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	16,763
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	25,000	30,281
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	5,000	5,888
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	5,000	5,519
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	10,000	11,025
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	8,000	8,060
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	5,000	4,999
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	10,600
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	10,000	10,169
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	5,000	5,027
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	5,000	5,419

		980,531
Energy (1.1%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	5,000	5,467
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	3,000	3,398
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	5,000	5,590
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	5,000	5,266
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	11,200
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	5,000	5,453
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	5,000	5,375
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	10,000	10,813
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	5,000	5,028
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	75,695
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	38,331
Callon Petroleum Co. company guaranty sr. unsec. notes 6.125%, 10/1/24	15,000	14,741
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	5,000	5,407
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28	5,000	4,938
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	10,000	13,588
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	20,000	20,375
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	10,000	9,813
ChampionX Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	7,000	7,280
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	16,000	18,498
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31	10,000	10,472
Cheniere Energy Partners LP 144A company guaranty sr. unsec. unsub. bonds 3.25%, 1/31/32	9,000	9,023
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	4,000	4,158
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	10,400
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	10,000	10,800
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	10,000	11,168
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	5,000	5,588
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	15,000	16,594
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	10,363
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	15,000	18,131
CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.00%, 5/1/29	5,000	5,221
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	5,000	5,688
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	19,650
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	7,088
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	7,075
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	5,000	6,230
Devon Energy Corp. 144A sr. unsec. notes 5.25%, 10/15/27	26,000	27,635
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	16,063
DT Midstream, Inc. 144A sr. unsec. bonds 4.375%, 6/15/31	5,000	5,150
DT Midstream, Inc. 144A sr. unsec. notes 4.125%, 6/15/29	5,000	5,070
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	10,000	10,225
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	45,000	47,363
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	10,000	10,538
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	15,000	15,971
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	50,000	51,350
EQT Corp. sr. unsec. notes 7.50%, 2/1/30	5,000	6,436
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	40,000	52,981
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	10,446
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	5,000	5,056
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	28,000	29,050
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31	5,000	5,138
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29	5,000	5,138
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	15,000	15,210
ITT Holdings, LLC 144A sr. unsec. notes 6.50%, 8/1/29	15,000	15,131
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	10,000	10,290
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	10,000	9,240
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	4,000	4,140
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26	5,000	4,863
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	10,000	10,400
Oasis Petroleum, Inc. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26	5,000	5,238
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	5,000	6,163
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	5,000	6,002
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	10,000	11,777
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	15,000	18,872
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	5,000	6,743
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	10,000	13,565
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	5,000	6,857
PBF Holding Co., LLC/PBF Finance Corp. 144A company guaranty sr. notes 9.25%, 5/15/25	15,000	14,213
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	40,000	44,550
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	8,000	9,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	39,000	42,335
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	2,000	2,235
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)	40,000	2,200
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	37,000	35,035
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	54,000	55,776
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	15,000	15,375
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)	5,000	5,222
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	10,000	10,413
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	9,563
Renewable Energy Group, Inc. 144A company guaranty sr. notes 5.875%, 6/1/28	5,000	5,169
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29	5,000	5,075
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	14,000	16,095
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	75,429
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	10,213
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28	10,000	10,353
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	5,000	5,577
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30	10,000	10,792
Southwestern Energy Co. 144A company guaranty sr. unsec. unsub. notes 5.375%, 2/1/29	20,000	21,400
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	40,000	43,341
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	5,000	5,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	10,000	10,245
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	15,000	15,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	5,602
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,391
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	5,000	5,467
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	10,000	10,500
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	10,000	10,738
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	3,350	3,350
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	10,000	9,949
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	10,000	10,300
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	10,412
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	5,293
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	5,213

		1,434,527
Financials (3.8%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	10,485
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	63,104
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	25,835
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	35,000	36,413
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	10,000	10,350
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	29,000	41,828
American Express Co. sr. unsec. notes 2.65%, 12/2/22	96,000	98,599
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	3,000	4,440
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29	5,000	5,070
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	26,736
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29	15,000	15,450
Athene Global Funding 144A notes 1.985%, 8/19/28	40,000	39,483
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	82,418
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	5,060
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	263,046
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	1,000	1,096
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	78,000	79,530
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	9,855
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	35,378
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	9,446
Blackstone Mortgage Trust, Inc. 144A sr. notes 3.75%, 1/15/27(R)	5,000	4,956
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	68,984
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	14,000	14,570
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	92,000	90,071
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	5,000	5,331
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	28,000	31,185
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	2,000	2,070
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	35,000	35,700
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	224,156
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	55,251
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	12,557
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	56,860
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	11,719
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	10,000	11,255
Cobra AcquisitionCo., LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29	10,000	10,000
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. bonds 3.625%, 10/1/31	5,000	4,753
Coinbase Global, Inc. 144A company guaranty sr. unsec. unsub. notes 3.375%, 10/1/28	5,000	4,825
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	81,853
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	25,000	28,667
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	60,000	67,552
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	20,000	21,875
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	5,000	5,238
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	27,000	30,816
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	32,653
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	11,000	11,325
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	145,870
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	12,000	12,240
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	5,000	5,069
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27	5,000	4,863
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	11,151
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	5,000	5,150
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)	5,000	5,138
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	21,000	21,063
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	87,000	98,321
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	20,000	20,583
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	34,320
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	5,000	4,525
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	20,675
Huntington Bancshares, Inc. 144A unsec. sub. FRB 2.487%, 8/15/36	41,000	40,371
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	10,000	10,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	10,450
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	5,000	5,188
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29	5,000	4,994
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	48,000	45,909
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	18,000	16,939
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	14,000	14,647
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	10,000	10,450
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	15,000	15,863
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	15,000	15,581
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	17,000	18,475
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	160,533
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.125%, 5/15/47	13,000	11,568
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	17,000	17,085
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	347,757
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,000	6,242
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	165,000	172,554
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	38,782
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)	5,000	4,965
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	25,000	25,311
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	10,000	9,925
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	25,545
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29	185,000	204,705
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	49,864
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	183,000	189,401
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	10,000	10,468
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	10,000	10,300
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	5,000	5,011
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	34,533
OneMain Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	5,000	5,425
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	5,000	4,975
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	35,000	40,557
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,750
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	11,238
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	16,258
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31	5,000	4,992
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	10,000	10,285
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	15,263
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	10,180
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	4,000	4,140
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	15,000	15,263
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	11,000	11,619
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	26,000	27,950
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	78,000	79,169
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	51,059
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	5,000	5,614
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	10,000	10,525
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	109,617
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	78,000	79,430
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	62,000	68,118
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	16,000	16,857
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	400,000	407,516
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	20,000	20,354
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	9,000	10,091
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	15,000	15,469
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	3,000	3,538
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	41,000	40,601

		4,812,206
Health care (1.2%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	167,000	179,945
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	15,000	16,288
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	14,325
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	15,000	16,088
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	10,249
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,124
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	10,000	9,895
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	33,000	33,681
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28	10,000	10,363
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	7,000	7,335
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31	50,000	48,625
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	67,000	69,544
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	52,000	55,210
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	20,000	19,176
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	19,000	21,058
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	5,000	5,125
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	25,000	27,219
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	5,238
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	5,119
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	5,302
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	5,000	5,244
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	9,613
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	10,000	10,024
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	10,000	10,463
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	27,000	28,539
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	99,000	121,388
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	6,000	6,265
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	38,026	43,130
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	16,204
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	10,000	11,700
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)	5,000	5,000
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	5,000	5,169
HCA, Inc. company guaranty sr. bonds 3.50%, 7/15/51	40,000	39,651
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	5,000	5,585
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	20,000	25,935
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	10,000	11,442
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	5,000	5,297
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	14,000	13,580
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	1,060
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	57,475
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	8,000	8,470
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29	10,000	10,000
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	96,569
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	3,000	3,165
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	15,000	15,150
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	43,728
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	16,307
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	6,000	6,293
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	4,990
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	5,000	5,169
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	2,000	2,030
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	5,000	5,188
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	5,000	5,306
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	20,000	20,850
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	30,000	31,048
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29	15,000	15,225
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	90,000	92,444
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	25,000	25,070
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	25,000	25,527
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	39,330
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	18,000	17,833

		1,487,365
Technology (1.2%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28	10,000	10,075
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	26,212
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	36,579
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	25,000	27,744
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	19,102
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	26,381
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	100,788
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	31,538
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	5,000	5,069
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	5,000	5,096
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	5,000	5,025
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	5,000	5,337
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	10,000	10,486
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	97,772
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	71,000	78,666
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	10,000	9,979
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39	5,000	7,222
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	35,000	37,368
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29	10,000	10,020
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	5,192
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	10,000	10,467
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	5,000	4,983
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	7,000	11,353
Dell International, LLC/EMC Corp. company guaranty sr. notes 6.02%, 6/15/26	17,000	20,222
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	5,000	5,113
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	10,000	10,213
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	5,000	5,472
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	10,000	9,926
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	16,334
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	62,605
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	141,937
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	20,690
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	20,000	21,138
Microchip Technology, Inc. company guaranty sr. unsec. notes 4.25%, 9/1/25	10,000	10,457
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	25,000	24,056
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	35,000	37,376
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	44,099
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	144,000	152,204
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	81,810
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29	10,000	9,363
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	10,000	10,544
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	15,000	14,850
Salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	30,349
Salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	30,000	29,925
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	30,000	30,205
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	28,138
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	5,000	5,250
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	10,000	10,025
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	5,000	5,119
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	10,000	10,230
VMware, Inc. sr. unsec. unsub. bonds 2.20%, 8/15/31	32,000	31,289
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	5,000	5,538
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	15,000	14,925

		1,481,856
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	10,775
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	10,000	10,513
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	81,305
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	15,000	16,725
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	17,374
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	21,320
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29	5,000	5,167
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26	5,000	5,131
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	30,000	32,100

		200,410
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	50,000	49,312
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	62,426
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	5,100
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	5,000	5,075
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	7,000	7,201
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	35,000	35,700
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	10,585
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	39,119
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	51,702
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	79,688
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	59,234
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	7,253
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	17,469
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	33,631
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	91,000	88,498
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	32,417
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	12,000	13,188
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	38,783
Energy Transfer LP sr. unsec. unsub. bonds 6.125%, 12/15/45	6,000	7,634
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	4,179
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	101,954
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	28,043
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	5,000	5,341
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	12,000	14,987
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	25,855
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	24,390
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	4,000	4,144
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	10,000	11,064
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	21,000	22,404
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	10,000	9,888
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	5,000	5,319
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	75,000	76,023
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	85,316
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	10,000	10,266
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,880
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	5,000	5,190
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	100,000	99,651
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	33,910
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	13,000	—
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	36,000	38,367
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	23,000	24,192
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	10,000	10,351
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	15,000	15,412
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	5,163

		1,310,304

Total corporate bonds and notes (cost $17,624,577)		$18,759,500

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (12.4%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.9%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$148,116	$174,312
3.00%, TBA, 10/1/51	2,000,000	2,089,789
3.00%, with due dates from 7/20/50 to 10/20/50	1,334,691	1,393,211

		3,657,312
U.S. Government Agency Mortgage Obligations (9.5%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/48	877,721	923,412
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	48,032	53,384
4.00%, 1/1/49	164,672	176,383
3.00%, with due dates from 4/1/46 to 11/1/48	603,931	636,337
2.50%, with due dates from 5/1/51 to 7/1/51	1,971,281	2,044,776
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/51	1,000,000	1,118,493
4.50%, TBA, 10/1/51	1,000,000	1,081,445
3.50%, TBA, 10/1/51	2,000,000	2,116,484
2.50%, TBA, 11/1/51	1,000,000	1,029,102
2.50%, TBA, 10/1/51	1,000,000	1,031,133
2.50%, TBA, 10/1/36	2,000,000	2,083,749

		12,294,698

Total U.S. government and agency mortgage obligations (cost $15,847,650)		$15,952,010

MORTGAGE-BACKED SECURITIES (3.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.456%, 4/15/37	$5,684	$10,128
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.49%, 11/15/35	8,055	13,869
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.609%, 3/15/35	16,296	21,747
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.732%, 6/15/34	5,352	6,262
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.251%, 3/25/36	10,104	16,551
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.885%, 6/25/37	8,293	14,611
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 6.014%, 12/25/48	64,141	5,773
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,145	2,925
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	29,488	5,603
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	63,919	4,822
Ser. 13-14, IO, 3.50%, 12/20/42	91,221	8,623
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	23,038	127
Ser. 16-H16, Class EI, IO, 2.194%, 6/20/66(WAC)	138,220	9,717
Ser. 15-H26, Class DI, IO, 1.898%, 10/20/65(WAC)	199,170	15,365

		136,123
Commercial mortgage-backed securities (1.4%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	14,560	—
BANK
FRB Ser. 17-BNK8, Class B, 4.062%, 11/15/50(WAC)	12,000	13,072
FRB Ser. 19-BN22, Class C, 3.577%, 11/15/62(WAC)	44,000	46,427
Barclays Commercial Mortgage Trust Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	30,000	32,196
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.763%, 12/11/38(WAC)	14,982	52
CD Commercial Mortgage Trust
FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	14,000	15,224
FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	73,000	79,325
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	14,000	15,111
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.26%, 11/10/46(WAC)	11,000	11,463
Ser. 18-C6, Class AS, 4.642%, 11/10/51(WAC)	13,000	15,090
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	77,000	79,737
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.607%, 10/15/49(WAC)	376,785	4
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.70%, 12/10/44(WAC)	29,000	27,191
FRB Ser. 13-CR13, Class C, 5.045%, 11/10/46(WAC)	27,000	28,667
FRB Ser. 14-CR17, Class C, 4.946%, 5/10/47(WAC)	26,000	27,375
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	21,297
Ser. 14-CR19, Class B, 4.703%, 8/10/47(WAC)	16,000	17,227
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	79,807
FRB Ser. 14-UBS6, Class C, 4.592%, 12/10/47(WAC)	16,000	16,673
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	21,000	22,422
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	59,000	64,169
3.829%, 2/10/48(WAC)	18,000	19,136
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	77,000	78,174
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	74,000	78,836
FRB Ser. 14-CR18, Class XA, IO, 1.165%, 7/15/47(WAC)	82,179	1,902
FRB Ser. 14-CR20, Class XA, IO, 1.151%, 11/10/47(WAC)	263,368	6,708
FRB Ser. 14-CR17, Class XA, IO, 1.122%, 5/10/47(WAC)	536,740	11,222
FRB Ser. 14-UBS6, Class XA, IO, 1.025%, 12/10/47(WAC)	818,730	18,001
FRB Ser. 14-LC17, Class XA, IO, 0.88%, 10/10/47(WAC)	441,627	7,952
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	480,721	—
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	31,000	34,802
FRB Ser. 20-C19, Class XA, IO, 1.237%, 3/15/53(WAC)	1,046,304	80,289
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.50%, 12/15/49(WAC)	70,000	60,885
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K118, Class X1, IO, 1.054%, 9/25/30(WAC)	477,139	35,431
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.845%, 9/25/27(WAC)	383,246	15,553
GS Mortgage Securities Corp., II 144A Ser. GC10, Class B, 3.682%, 2/10/46	50,000	50,245
GS Mortgage Securities Trust
FRB Ser. 15-GC32, Class B, 4.559%, 7/10/48(WAC)	73,000	78,824
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	72,000	78,133
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	10,000	10,796
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC14, Class B, 4.897%, 8/10/46(WAC)	13,000	13,740
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	17,000	17,255
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.362%, 11/15/45(WAC)	43,000	45,552
FRB Ser. 14-C22, Class C, 4.705%, 9/15/47(WAC)	13,000	12,808
FRB Ser. 13-C12, Class B, 4.235%, 7/15/45(WAC)	12,000	12,332
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	9,008	7,972
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,222
FRB Ser. 06-LDP8, Class X, IO, 0.23%, 5/15/45(WAC)	6,604	—
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.775%, 9/15/39(WAC)	216,572	29
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 6.11%, 7/15/45(WAC)	3,443	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.218%, 2/15/47(WAC)	10,000	10,712
FRB Ser. 15-C24, Class B, 4.488%, 5/15/48(WAC)	10,000	10,805
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	79,183
FRB Ser. 14-C17, Class XA, IO, 1.214%, 8/15/47(WAC)	171,881	3,567
FRB Ser. 15-C26, Class XA, IO, 1.132%, 10/15/48(WAC)	597,052	17,372
FRB Ser. 13-C12, Class XA, IO, 0.739%, 10/15/46(WAC)	419,280	3,813
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.813%, 8/15/45(WAC)	15,000	15,123
Morgan Stanley Capital I Trust FRB Ser. 18-H3, Class XA, IO, 0.985%, 7/15/51(WAC)	1,538,280	67,832
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.728%, 12/10/45(WAC)	182,859	2,042
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.443%, 7/15/46(WAC)	19,000	19,241
FRB Ser. 13-LC12, Class C, 4.443%, 7/15/46(WAC)	24,000	21,373
FRB Ser. 20-C57, Class C, 4.158%, 8/15/53(WAC)	16,000	17,970
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	16,000	17,298
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.325%, 3/15/45(WAC)	47,000	48,389
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,296
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.513%, 3/15/44(WAC)	29,990	14,647
FRB Ser. 13-C15, Class D, 4.65%, 8/15/46(WAC)	43,000	24,597
FRB Ser. 12-C10, Class XA, IO, 1.635%, 12/15/45(WAC)	274,227	3,002

		1,794,590
Residential mortgage-backed securities (non-agency) (1.5%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.751%, 5/25/35(WAC)	11,364	11,573
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.032%, 6/25/46	62,266	57,280
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.466%, 8/25/46	80,669	73,089
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	67,842	68,283
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.736%, 10/25/28	106,060	109,901
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.486%, 2/25/47	110,000	112,131
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 2.35%, 8/25/33	111,000	113,717
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class M2, (1 Month US LIBOR + 2.10%), 2.186%, 9/25/48	111,000	112,665
Structured Agency Credit Risk Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 1.40%), 1.486%, 2/25/49	81,793	82,272
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (1 Month US LIBOR + 1.00%), 1.086%, 2/25/47	109,000	109,136
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 0.90%, 9/25/41	36,000	36,025
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.036%, 8/25/28	7,500	7,945
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.836%, 8/25/28	57,800	61,081
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.086%, 9/25/28	22,781	23,849
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.786%, 4/25/28	24,276	25,617
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.636%, 4/25/28	46,755	49,019
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 5.336%, 10/25/23	7,349	7,636
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.086%, 7/25/25	2,047	2,064
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.086%, 11/25/24	1,376	1,403
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 4.986%, 11/25/24	3,233	3,354
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.536%, 1/25/29	19,075	19,790
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.436%, 5/25/29	61,051	63,579
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.386%, 2/25/25	5,904	6,009
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.336%, 4/25/29	28,855	29,939
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.336%, 1/25/29	120,700	125,098
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.086%, 5/25/25	2,489	2,532
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.636%, 7/25/29	116,509	119,917
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 2.986%, 7/25/24	4,515	4,586
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 2.736%, 2/25/30	72,352	73,618
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.686%, 5/25/24	7,705	7,834
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (1 Month US LIBOR + 2.20%), 2.286%, 8/25/30	15,312	15,499
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.286%, 1/25/30	25,801	25,801
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.886%, 2/25/34	20,700	20,701
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 1.211%, 10/25/33	40,911	41,497
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.136%, 10/25/34	30,000	29,812
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	76,369	76,707
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	121,263
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.046%, 7/25/45	21,615	20,608

		1,872,830

Total mortgage-backed securities (cost $3,848,551)		$3,803,543

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)	$130,000	$142,025
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	200,000	222,749
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)	98,882	98,758
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	98,000	114,568
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	14,935
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	23,000	2,473
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	36,000	3,870

Total foreign government and agency bonds and notes (cost $608,302)		$599,378

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.584%, 4/1/28	$9,975	$9,971
Alpha 3 BV bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	4,988	4,981
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.083%, 4/22/26	9,936	9,197
American Airlines, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28	5,000	5,167
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	9,925	9,948
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	14,888	14,804
Asurion, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.25%), 5.334%, 1/30/29	10,000	9,948
Asurion, LLC bank term loan FRN Ser. B9, (BBA LIBOR USD 3 Month + 3.25%), 3.334%, 7/31/27	4,991	4,915
Blackstone CQP Holdco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 6/4/28	14,963	14,913
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	4,885	4,839
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.334%, 4/30/26	29,881	29,732
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/27	20,895	20,817
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	2,652	2,652
DIRECTV Financing, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.75%, 7/22/27	10,000	10,003
Epicor Software Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.75%), 8.75%, 7/30/28	5,000	5,131
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	39,600	39,583
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/5/25	24,813	24,887
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 12/1/27	9,950	9,980
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 5/1/26	8,916	8,912
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	4,963	4,969
Jazz Financing Lux Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 5/31/28	9,975	9,986
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/4/26	9,950	9,969
MajorDrive Holdings IV, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/1/28	19,950	19,981
One Call Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	9,975	10,050
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.083%, 6/30/25	29,267	29,231
Polaris Newco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28	15,000	15,028
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	17,522	17,533
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	10,000	8,625
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	4,727	4,573
Rocket Software, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25	4,988	4,965
SCIH Salt Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 3/16/27	12,329	12,334
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.584%, 6/26/26	5,000	4,991
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.084%, 6/26/25	19,589	19,579
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 2.832%, 10/1/25	8,342	8,281
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.584%, 12/17/26	34,650	34,563
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.167%, 3/28/25	19,251	18,888
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.00%, 7/31/27	5,000	5,007
United Airlines, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.50%, 4/21/28	9,950	10,011
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.833%, 3/2/27	29,552	29,355

Total senior loans (cost $514,775)		$518,299

ASSET-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 0.986%, 10/25/53	$25,000	$25,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.886%, 11/25/53	25,000	25,000
FRB Ser. 21-2, Class A, (1 Month US LIBOR + 0.75%), 0.836%, 4/25/55	28,000	28,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.75%), 0.836%, 5/25/55	25,000	25,030
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.786%, 2/25/55	25,000	25,000
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	119,974	120,274
Station Place Securitization Trust 144A
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.883%, 4/25/22	46,000	46,000
FRB Ser. 21-10, Class A, (1 Month US LIBOR + 0.75%), 0.854%, 8/8/22	46,000	46,000
FRB Ser. 21-WL2, Class A, (1 Month US LIBOR + 0.70%), 0.786%, 3/25/54	29,000	29,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.736%, 1/26/54	29,000	29,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.686%, 1/25/46	32,838	32,798

Total asset-backed securities (cost $430,680)		$431,102

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Nov-21/$1.33	$2,572,456	GBP	1,909,200	$15,093
Goldman Sachs International
EUR/USD (Put)	Nov-21/1.16	2,594,820	EUR	2,240,100	14,707
JPMorgan Chase Bank N.A.
EUR/USD (Put)	Oct-21/1.16	2,594,820	EUR	2,240,100	17,258
UBS AG
NZD/USD (Put)	Nov-21/0.68	1,924,420	NZD	2,787,600	13,111

Total purchased options outstanding (cost $57,085)					$60,169

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$5,000	$5,198
fuboTV, Inc. 144A cv. sr. unsec. notes 3.25%, 2/15/26	5,000	4,525
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	15,000	13,275
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	7,000	5,938

Total convertible bonds and notes (cost $26,053)		$28,936

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	49	$1,237

Total preferred stocks (cost $1,225)		$1,237

SHORT-TERM INVESTMENTS (8.4%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	8,881,553	$8,881,553
U.S. Treasury Bills 0.044%, 2/17/22(SEG)(SEGSF)(SEGCCS)		$438,000	437,919
U.S. Treasury Bills 0.041%, 3/17/22(SEG)(SEGSF)(SEGCCS)		500,000	499,890
U.S. Treasury Bills 0.050%, 10/14/21(SEG)(SEGCCS)		900,000	899,992
U.S. Treasury Bills 0.028%, 10/5/21(SEGCCS)		100,000	100,000

Total short-term investments (cost $10,819,370)			$10,819,354
TOTAL INVESTMENTS

Total investments (cost $111,685,276)			$138,986,067

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $39,058,872) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	10/20/21	$367,427	$353,871	$(13,556)
		British Pound	Buy	12/15/21	166,017	170,755	(4,738)
		Canadian Dollar	Sell	10/20/21	68,687	68,550	(137)
		Euro	Buy	12/15/21	737,684	757,138	(19,454)
		Hong Kong Dollar	Buy	11/17/21	54,884	54,904	(20)
		Japanese Yen	Sell	11/17/21	424,789	427,397	2,608
		New Zealand Dollar	Sell	10/20/21	453,383	457,397	4,014
		Swedish Krona	Buy	12/15/21	117,092	120,067	(2,975)
		Swiss Franc	Sell	12/15/21	64,177	66,820	2,643
	Barclays Bank PLC
		Australian Dollar	Sell	10/20/21	261,580	264,445	2,865
		British Pound	Buy	12/15/21	82,605	82,801	(196)
		Canadian Dollar	Sell	10/20/21	64,028	64,744	716
		Euro	Sell	12/15/21	127,491	127,556	65
		Japanese Yen	Buy	11/17/21	152,648	152,595	53
		New Zealand Dollar	Sell	10/20/21	169,398	170,591	1,193
		Swedish Krona	Buy	12/15/21	153,017	155,831	(2,814)
		Swiss Franc	Sell	12/15/21	487,074	494,727	7,653
	Citibank, N.A.
		Australian Dollar	Sell	10/20/21	19,737	14,625	(5,112)
		British Pound	Buy	12/15/21	229,216	234,769	(5,553)
		Canadian Dollar	Buy	10/20/21	367,982	369,764	(1,782)
		Danish Krone	Sell	12/15/21	71,782	73,480	1,698
		Euro	Buy	12/15/21	148,952	152,217	(3,265)
		Hong Kong Dollar	Sell	11/17/21	30,037	30,048	11
		Japanese Yen	Buy	11/17/21	406,240	408,772	(2,532)
		New Zealand Dollar	Sell	10/20/21	375,036	377,471	2,435
		Swiss Franc	Sell	12/15/21	255,093	257,574	2,481
	Credit Suisse International
		Australian Dollar	Buy	10/20/21	3,832	3,457	375
		British Pound	Sell	12/15/21	656,790	674,297	17,507
		Canadian Dollar	Sell	10/20/21	103,344	104,492	1,148
		Euro	Sell	12/15/21	176,330	180,576	4,246
		New Zealand Dollar	Buy	10/20/21	164,427	167,644	(3,217)
	Goldman Sachs International
		Australian Dollar	Sell	10/20/21	598,640	627,014	28,374
		British Pound	Buy	12/15/21	1,246,607	1,287,279	(40,672)
		Canadian Dollar	Buy	10/20/21	939,495	937,257	2,238
		Chinese Yuan (Offshore)	Buy	11/17/21	685,527	680,691	4,836
		Euro	Buy	12/15/21	1,463,305	1,495,137	(31,832)
		Japanese Yen	Buy	11/17/21	379,063	394,513	(15,450)
		New Zealand Dollar	Sell	10/20/21	292,614	292,529	(85)
		Norwegian Krone	Sell	12/15/21	558,849	564,031	5,182
		Swedish Krona	Buy	12/15/21	652,898	664,905	(12,007)
		Swiss Franc	Buy	12/15/21	40,527	38,523	2,004
	HSBC Bank USA, National Association
		Australian Dollar	Sell	10/20/21	113,799	116,101	2,302
		British Pound	Sell	12/15/21	95,944	98,787	2,843
		Canadian Dollar	Buy	10/20/21	45,633	46,646	(1,013)
		Euro	Buy	12/15/21	365,420	374,402	(8,982)
		Hong Kong Dollar	Sell	11/17/21	138,585	138,634	49
		Japanese Yen	Sell	11/17/21	107,657	108,552	895
		New Zealand Dollar	Sell	10/20/21	168,086	169,257	1,171
		Swiss Franc	Sell	12/15/21	176,835	180,234	3,399
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	526,341	537,278	(10,937)
		British Pound	Buy	12/15/21	98,910	109,109	(10,199)
		Canadian Dollar	Buy	10/20/21	319,192	321,185	(1,993)
		Euro	Sell	12/15/21	70,185	72,762	2,577
		Japanese Yen	Sell	11/17/21	625,613	630,029	4,416
		New Zealand Dollar	Buy	10/20/21	1,272,828	1,283,030	(10,202)
		Norwegian Krone	Sell	12/15/21	6,849	5,620	(1,229)
		Singapore Dollar	Sell	11/17/21	163,338	164,104	766
		South Korean Won	Sell	11/17/21	233,164	240,769	7,605
		Swedish Krona	Sell	12/15/21	6,973	8,859	1,886
		Swiss Franc	Sell	12/15/21	195,754	199,482	3,728
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/20/21	1,146,599	1,168,517	(21,918)
		British Pound	Buy	12/15/21	715,273	733,204	(17,931)
		Canadian Dollar	Sell	10/20/21	159,161	161,694	2,533
		Euro	Buy	12/15/21	293,149	300,859	(7,710)
		Japanese Yen	Buy	11/17/21	202,948	205,447	(2,499)
		New Zealand Dollar	Sell	10/20/21	645,215	643,320	(1,895)
		Norwegian Krone	Buy	12/15/21	362,871	363,196	(325)
		Swedish Krona	Buy	12/15/21	846,710	862,982	(16,272)
		Swiss Franc	Sell	12/15/21	42,999	43,333	334
	NatWest Markets PLC
		Australian Dollar	Buy	10/20/21	254,350	250,765	3,585
		British Pound	Buy	12/15/21	162,243	165,781	(3,538)
		Canadian Dollar	Buy	10/20/21	125,766	127,251	(1,485)
		Euro	Sell	12/15/21	710,888	728,098	17,210
		Japanese Yen	Sell	11/17/21	91,145	91,896	751
		New Zealand Dollar	Sell	10/20/21	728,810	735,999	7,189
		Norwegian Krone	Buy	12/15/21	181,447	181,515	(68)
		Swedish Krona	Buy	12/15/21	77,566	79,005	(1,439)
		Swiss Franc	Sell	12/15/21	168,773	172,005	3,232
	State Street Bank and Trust Co.
		Australian Dollar	Sell	10/20/21	464,019	468,831	4,812
		British Pound	Sell	12/15/21	884,389	902,042	17,653
		Canadian Dollar	Buy	10/20/21	539,618	532,558	7,060
		Euro	Buy	12/15/21	240,481	253,107	(12,626)
		Hong Kong Dollar	Sell	11/17/21	480,980	481,134	154
		Japanese Yen	Sell	11/17/21	1,871,183	1,876,196	5,013
		New Zealand Dollar	Buy	10/20/21	146,825	141,335	5,490
		Norwegian Krone	Sell	12/15/21	184,682	186,810	2,128
		Swedish Krona	Sell	12/15/21	152,046	154,844	2,798
		Swiss Franc	Sell	12/15/21	25,047	27,479	2,432
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/20/21	166,939	170,298	(3,359)
		British Pound	Sell	12/15/21	32,745	37,648	4,903
		Canadian Dollar	Sell	10/20/21	8,052	7,362	(690)
		Chinese Yuan (Offshore)	Sell	11/17/21	692,252	685,454	(6,798)
		Euro	Buy	12/15/21	19,721	20,197	(476)
		Japanese Yen	Buy	11/17/21	601,926	606,924	(4,998)
		New Zealand Dollar	Sell	10/20/21	284,124	287,117	2,993
		Norwegian Krone	Buy	12/15/21	545,026	550,565	(5,539)
		Swedish Krona	Sell	12/15/21	103,730	103,499	(231)
	UBS AG
		Australian Dollar	Buy	10/20/21	74,757	73,646	1,111
		British Pound	Sell	12/15/21	251,316	254,814	3,498
		Canadian Dollar	Buy	10/20/21	451,194	450,525	669
		Euro	Buy	12/15/21	1,362,728	1,394,209	(31,481)
		Hong Kong Dollar	Sell	11/17/21	74,476	74,503	27
		Japanese Yen	Buy	11/17/21	1,052,696	1,065,534	(12,838)
		New Zealand Dollar	Sell	10/20/21	536,978	541,613	4,635
		Norwegian Krone	Sell	12/15/21	445,917	449,572	3,655
		Swedish Krona	Buy	12/15/21	73,268	74,359	(1,091)
		Swiss Franc	Sell	12/15/21	533,514	542,905	9,391
	WestPac Banking Corp.
		Australian Dollar	Sell	10/20/21	285,077	294,706	9,629
		British Pound	Sell	12/15/21	45,951	47,174	1,223
		Canadian Dollar	Sell	10/20/21	3,631	3,672	41
		Euro	Sell	12/15/21	26,797	27,447	650
		Japanese Yen	Buy	11/17/21	215,506	217,278	(1,772)
		New Zealand Dollar	Sell	10/20/21	211,289	212,554	1,265

	Unrealized appreciation						252,046

	Unrealized (depreciation)						(366,931)

	Total						$(114,885)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	6	$684,387	$680,100	Dec-21	$(30,156)
MSCI Emerging Markets Index (Long)	5	313,274	311,400	Dec-21	(13,144)
NASDAQ 100 Index E-Mini (Long)	2	587,300	587,300	Dec-21	(37,148)
Russell 2000 Index E-Mini (Long)	48	5,290,493	5,281,920	Dec-21	(106,521)
S&P 500 Index E-Mini (Short)	95	20,460,815	20,414,313	Dec-21	976,282
U.S. Treasury Bond 30 yr (Long)	9	1,432,969	1,432,969	Dec-21	(27,848)
U.S. Treasury Bond Ultra 30 yr (Long)	17	3,248,063	3,248,063	Dec-21	(89,222)
U.S. Treasury Note 2 yr (Long)	29	6,381,586	6,381,586	Dec-21	(4,581)
U.S. Treasury Note 2 yr (Short)	16	3,520,875	3,520,875	Dec-21	1,964
U.S. Treasury Note 5 yr (Long)	44	5,400,656	5,400,656	Dec-21	(25,193)
U.S. Treasury Note 5 yr (Short)	84	10,310,344	10,310,344	Dec-21	49,905
U.S. Treasury Note 10 yr (Long)	18	2,368,969	2,368,969	Dec-21	(25,634)
U.S. Treasury Note Ultra 10 yr (Short)	26	3,776,500	3,776,500	Dec-21	52,606

Unrealized appreciation					1,080,757

Unrealized (depreciation)					(359,447)

Total					$721,310

WRITTEN OPTIONS OUTSTANDING at 9/30/21 (premiums $16,653) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
GBP/USD (Put)	Nov-21/$1.30	$2,572,456	GBP	1,909,200	$4,010
Goldman Sachs International
EUR/USD (Put)	Nov-21/1.14	2,594,820	EUR	2,240,100	3,838
JPMorgan Chase Bank N.A.
EUR/USD (Put)	Oct-21/1.15	2,594,820	EUR	2,240,100	6,347
UBS AG
NZD/USD (Put)	Nov-21/0.66	1,924,420	NZD	2,787,600	4,301

Total					$18,496

TBA SALE COMMITMENTS OUTSTANDING at 9/30/21 (proceeds receivable $4,120,449) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 10/1/51	$1,000,000	10/14/21	$1,046,523
Uniform Mortgage-Backed Securities, 2.50%, 10/1/51	2,000,000	10/14/21	2,062,265
Uniform Mortgage-Backed Securities, 2.00%, 11/1/51	1,000,000	11/10/21	1,000,727

Total			$4,109,515

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$3,027,000	$18,101		$3,596	4/20/31	1.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(33,740)
		2,757,000	25,447	(E)	(29,727)	12/15/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(4,280)
		1,871,000	17,269	(E)	20,157	12/15/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	2,888
		3,525,000	5,993	(E)	6,263	12/15/23	3 month USD-LIBOR-BBA — Quarterly	0.40% — Semiannually	270
		3,134,000	66,065	(E)	76,051	12/15/31	3 month USD-LIBOR-BBA — Quarterly	1.35% — Semiannually	9,987
		289,000	13,329	(E)	(12,831)	12/15/51	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	498
		576,000	26,565	(E)	25,570	12/15/51	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(995)

	Total				$89,079				$(25,372)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Goldman Sachs International
	$5,159,406	$5,159,406	$—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	$(139)
	5,038,718	5,038,718	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(927)
	41,599	41,638	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Abbvie Inc. — Monthly	32
	93,325	84,594	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Agilent Technologies, Inc. — Monthly	(8,747)
	23,340	22,754	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Amgen Inc — Monthly	(590)
	10,177	9,860	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Astellas Pharma Inc. — Monthly	(198)
	39,684	42,222	—	12/15/25	(1 month USD-LIBOR-BBA) — Monthly	AstraZeneca PLC — Monthly	2,537
	31,236	33,467	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Astrazeneca Plc — Monthly	2,225
	31,236	31,743	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bayer AG- Reg — Monthly	502
	35,307	33,393	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Biogen Inc. — Monthly	(1,920)
	31,186	29,763	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Bristol-Myers Squibb Co. — Monthly	(1,182)
	30,155	28,468	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.30%) — Monthly	CSL Ltd. — Monthly	(1,532)
	3,090	3,308	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Dajichi Sankyo Co Ltd. — Monthly	231
	15,712	15,513	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Eisai Co Ltd. — Monthly	(69)
	24,308	24,029	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eli Lilly & Co. — Monthly	(283)
	9,319	8,207	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Eurofins Scientific — Monthly	(1,113)
	9,129	8,605	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Galapagos NV — Monthly	(526)
	26,551	25,845	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Gilead Sciences Inc — Monthly	(448)
	44,163	43,131	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Glaxosmithkline Plc — Monthly	(443)
	5,824	5,730	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Grifols Sa — Monthly	(95)
	8,563	8,608	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	H Lundbeck A/S — Monthly	44
	12,632	12,271	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Hikma Pharmaceuticals PLC — Monthly	(296)
	14,493	13,656	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Hisamitsu Pharmaceutical Co — Monthly	(716)
	58,934	53,135	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Illumina Inc — Monthly	(5,809)
	6,316	5,915	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Incyte Corp — Monthly	(402)
	55,006	54,798	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ipsen — Monthly	(217)
	88,424	81,923	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	IQVIA Holdings, Inc. — Monthly	(6,516)
	47,476	46,351	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Johnson & Johnson — Monthly	(1,133)
	45,215	46,643	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck & Co. Inc. — Monthly	1,824
	96,098	89,593	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Merck Kgaa — Monthly	(6,521)
	93,669	82,642	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Mettler-Toledo International — Monthly	(11,043)
	3,916	3,774	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Novartis Ag-Reg — Monthly	(143)
	2,091	2,033	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Organon & Co. — Monthly	(58)
	1,503	1,465	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Orion Oyj-Class B — Monthly	(38)
	90,244	83,699	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perkinelmer Inc. — Monthly	(6,560)
	38,191	40,089	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Perrigo Co Plc — Monthly	2,094
	65,454	62,881	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Pfizer, Inc. — Monthly	(2,584)
	2,174	2,094	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Recordati Industria Chemica — Monthly	(81)
	5,216	4,841	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Regeneron Pharmaceuticals — Monthly	(375)
	39,613	39,661	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sanofi — Monthly	42
	48,878	43,538	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Sartorius Stedim Biotech — Monthly	(5,348)
	16,812	16,784	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Shionogi & Co Ltd — Monthly	77
	41,625	39,593	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Sumitomo Dajnippon Pharma Co. — Monthly	(1,790)
	31,968	31,047	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Taisho Pharmaceutical Holdin — Monthly	(713)
	17,407	16,939	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.40%) — Monthly	Takeda Pharmaceutical Co Ltd — Monthly	(100)
	23,394	25,402	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Teva Pharmaceutical-Sp Adr — Monthly	2,004
	75,437	76,558	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Thermo Fisher Scientific Inc — Monthly	1,144
	8,635	9,012	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Ucb Sa — Monthly	376
	1,133	1,088	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vertex Pharmaceuticals Inc — Monthly	(45)
	37,771	37,276	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Viatris, Inc. — Monthly	(502)
	20,396	19,551	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Vifor Pharma AG — Monthly	(848)
	105,739	92,183	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Waters Corp. — Monthly	(13,573)
	70,774	67,367	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Zoetis, Inc. — Monthly	(3,419)
	JPMorgan Chase Bank N.A.
	1,662,980	1,614,420	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	(42,632)

Upfront premium received			—	Unrealized appreciation			13,132

Upfront premium (paid)			—	Unrealized (depreciation)			(129,674)

		Total	$—			Total	$(116,542)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Sonic Healthcare, Ltd. (Australia)	Health care	857	$25,191	0.49%
Electronic Arts, Inc.	Technology	175	24,868	0.48%
Roku, Inc.	Technology	79	24,868	0.48%
Nintendo Co., Ltd. (Japan)	Consumer cyclicals	51	24,858	0.48%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	730	24,769	0.48%
Marubeni Corp. (Japan) (Japan)	Conglomerates	2,948	24,720	0.48%
Take-Two Interactive Software, Inc.	Technology	160	24,627	0.48%
Veeva Systems, Inc. Class A	Technology	85	24,613	0.48%
AtoS SE (France)	Technology	460	24,609	0.48%
Roche Holding AG (Switzerland)	Health care	67	24,566	0.48%
Recruit Holdings Co., Ltd. (Japan)	Consumer staples	399	24,473	0.47%
CyberAgent, Inc. (Japan)	Consumer cyclicals	1,257	24,467	0.47%
Nitori Holdings Co., Ltd. (Japan)	Consumer cyclicals	123	24,465	0.47%
Netflix, Inc.	Consumer staples	40	24,462	0.47%
Merck & Co., Inc.	Health care	325	24,447	0.47%
Newcrest Mining, Ltd. (Australia)	Basic materials	1,490	24,384	0.47%
Aegon NV (Netherlands)	Financials	4,710	24,369	0.47%
Bank Leumi Le-Israel BM (Israel)	Financials	2,858	24,367	0.47%
MSCI, Inc.	Technology	40	24,356	0.47%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	1,092	24,355	0.47%
DSV A/S (Denmark)	Transportation	101	24,354	0.47%
Brenntag AG (Germany)	Basic materials	261	24,330	0.47%
Bank Hapoalim MB (Israel)	Financials	2,751	24,317	0.47%
Kirin Holdings Co., Ltd. (Japan) (Japan)	Consumer staples	1,304	24,312	0.47%
Repsol SA (Spain)	Energy	1,855	24,279	0.47%
GlaxoSmithKline PLC (United Kingdom)	Health care	1,284	24,275	0.47%
FactSet Research Systems, Inc.	Consumer cyclicals	61	24,271	0.47%
Valeo (France) (France)	Consumer cyclicals	864	24,267	0.47%
Shopify, Inc. Class A (Canada)	Technology	18	24,242	0.47%
Pinterest, Inc. Class A	Technology	476	24,233	0.47%
CoStar Group, Inc.	Consumer cyclicals	281	24,209	0.47%
Moncler SpA (Italy)	Consumer cyclicals	394	24,203	0.47%
Airbnb, Inc. Class A	Consumer staples	144	24,190	0.47%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	320	24,138	0.47%
Magna International, Inc. (Canada)	Consumer cyclicals	321	24,126	0.47%
Sumitomo Chemical Co., Ltd. (Japan) (Japan)	Basic materials	4,588	24,118	0.47%
Thales SA (France)	Technology	247	24,087	0.47%
Eiffage SA (France)	Basic materials	237	24,084	0.47%
Fairfax Financial Holdings, Ltd. (Canada)	Financials	60	24,084	0.47%
Dropbox, Inc. Class A	Technology	824	24,078	0.47%
Segro PLC (United Kingdom)	Financials	1,495	24,077	0.47%
Royal Bank of Canada (Canada)	Financials	242	24,061	0.47%
Activision Blizzard, Inc.	Technology	311	24,057	0.47%
eBay, Inc.	Technology	345	24,054	0.47%
Athene Holding, Ltd. Class A	Financials	349	24,050	0.47%
Cadence Design Systems, Inc.	Technology	159	24,047	0.47%
DoorDash, Inc. Class A	Consumer staples	117	24,047	0.47%
Pfizer, Inc.	Health care	559	24,045	0.47%
Hologic, Inc.	Health care	326	24,042	0.47%
IAC/InterActiveCorp	Technology	184	24,024	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
AMC Entertainment Holdings, Inc. Class A	Consumer cyclicals	658	$25,057	0.50%
Sunrun, Inc.	Energy	568	25,012	0.50%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	350	24,580	0.49%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	732	24,314	0.48%
Argenx SE (Netherlands)	Health care	81	24,218	0.48%
Tokio Marine Holdings, Inc. (Japan)	Financials	448	24,215	0.48%
Trend Micro, Inc. (Japan)	Technology	432	24,121	0.48%
Shimano, Inc. (Japan)	Consumer cyclicals	81	24,087	0.48%
Cheniere Energy, Inc.	Energy	246	24,051	0.48%
AGC, Inc.(Japan)	Consumer cyclicals	462	24,007	0.48%
Canopy Growth Corp. (Canada)	Health care	1,730	23,975	0.48%
Silver Wheaton Corp. (Canada)	Basic materials	636	23,954	0.48%
Chugai Pharmaceutical Co., Ltd. (Japan)	Health care	649	23,943	0.48%
Veolia Environnement SA (France)	Utilities and power	781	23,941	0.48%
AXA SA (France)	Financials	857	23,913	0.47%
Nippon Paint Holdings Co., Ltd. (Japan)	Basic materials	2,186	23,907	0.47%
Valero Energy Corp.	Energy	339	23,905	0.47%
Realestate.com.au, Ltd. (Australia)	Technology	208	23,898	0.47%
CyberArk Software, Ltd. (Israel)	Technology	151	23,879	0.47%
Heineken NV (Netherlands)	Consumer staples	228	23,870	0.47%
Boston Beer Co., Inc. Class A	Consumer staples	47	23,850	0.47%
Imperial Brands PLC (United Kingdom)	Consumer staples	1,136	23,850	0.47%
Chewy, Inc. Class A	Consumer staples	350	23,849	0.47%
Avantor, Inc.	Health care	583	23,833	0.47%
Black Knight, Inc.	Technology	331	23,830	0.47%
PPD, Inc.	Health care	509	23,819	0.47%
Essity AB Class B (Sweden)	Consumer staples	766	23,812	0.47%
Ceridian HCM Holding, Inc.	Technology	211	23,802	0.47%
M3, Inc. (Japan)	Health care	331	23,779	0.47%
Clarivate PLC (United Kingdom)	Technology	1,085	23,763	0.47%
Konami Holdings Corp. (Japan)	Technology	376	23,763	0.47%
Live Nation Entertainment, Inc.	Consumer cyclicals	261	23,760	0.47%
Credit Suisse Group AG (Switzerland)	Financials	2,381	23,747	0.47%
Nice, Ltd. (Israel)	Communication services	85	23,736	0.47%
Atmos Energy Corp.	Utilities and power	269	23,736	0.47%
Royalty Pharma PLC Class A	Health care	657	23,734	0.47%
Hess Corp.	Energy	304	23,728	0.47%
Sumitomo Electric Industries, Ltd. (Japan)	Technology	1,173	23,724	0.47%
Kubota Corp. (Japan)	Capital goods	1,105	23,713	0.47%
Nutrien, Ltd. (Canada)	Basic materials	364	23,652	0.47%
CIE Generale Des Etablissements Michelin SCA (France)	Consumer cyclicals	154	23,627	0.47%
FedEx Corp.	Transportation	108	23,611	0.47%
Devon Energy Corp.	Energy	665	23,597	0.47%
Naturgy Energy Group SA (Spain)	Utilities and power	937	23,596	0.47%
Charter Communications, Inc. Class A	Communication services	32	23,585	0.47%
MarketAxess Holdings, Inc.	Consumer cyclicals	56	23,580	0.47%
ORIX Corp. (Japan)	Financials	1,243	23,575	0.47%
Catalent, Inc.	Health care	177	23,571	0.47%
Sumitomo Electric Industries, Ltd. (Japan)	Conglomerates	1,751	23,541	0.47%
Broadridge Financial Solutions, Inc.	Financials	141	23,533	0.47%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$7,904,000	$13,437	$3,337	9/13/26	2.7375% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(10,101)
	2,516,000	14,241	8,140	1/15/32	2.78% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	(6,099)

Total			$11,477				$(16,200)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$273	$4,000	$1,138	5/11/63	300 bp — Monthly	$(863)
	CMBX NA BBB-.6 Index	B+/P	482	8,000	2,276	5/11/63	300 bp — Monthly	(1,790)
	CMBX NA BBB-.6 Index	B+/P	926	15,000	4,268	5/11/63	300 bp — Monthly	(3,334)
	CMBX NA BBB-.6 Index	B+/P	912	16,000	4,552	5/11/63	300 bp — Monthly	(3,632)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	BBB+/P	120	1,000	105	5/11/63	200 bp — Monthly	15
	CMBX NA A.6 Index	BBB+/P	239	2,000	209	5/11/63	200 bp — Monthly	30
	CMBX NA A.6 Index	BBB+/P	2,681	22,000	2,301	5/11/63	200 bp — Monthly	387
	CMBX NA A.6 Index	BBB+/P	3,929	33,000	3,452	5/11/63	200 bp — Monthly	488
	CMBX NA A.6 Index	BBB+/P	5,685	48,000	5,021	5/11/63	200 bp — Monthly	680
	CMBX NA BB.11 Index	BB-/P	1,130	2,000	168	11/18/54	500 bp — Monthly	963
	CMBX NA BB.6 Index	B-/P	2,008	13,497	6,071	5/11/63	500 bp — Monthly	(4,051)
	CMBX NA BB.7 Index	B/P	970	19,000	6,405	1/17/47	500 bp — Monthly	(5,419)
	CMBX NA BB.9 Index	B+/P	817	4,000	828	9/17/58	500 bp — Monthly	(8)
	CMBX NA BBB-.10 Index	BB+/P	545	5,000	438	11/17/59	300 bp — Monthly	110
	CMBX NA BBB-.11 Index	BBB-/P	63	1,000	44	11/18/54	300 bp — Monthly	19
	CMBX NA BBB-.12 Index	BBB-/P	118	2,000	92	8/17/61	300 bp — Monthly	26
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	37	1,000	48	1/17/47	200 bp — Monthly	(11)
	CMBX NA A.7 Index	BBB+/P	291	7,000	338	1/17/47	200 bp — Monthly	(45)
	CMBX NA BB.7 Index	B/P	401	3,000	1,011	1/17/47	500 bp — Monthly	(608)
	CMBX NA BBB-.6 Index	B+/P	6,389	68,000	19,346	5/11/63	300 bp — Monthly	(12,923)
	CMBX NA BBB-.7 Index	BB-/P	237	3,000	542	1/17/47	300 bp — Monthly	(303)
	CMBX NA BBB-.7 Index	BB-/P	1,379	21,000	3,795	1/17/47	300 bp — Monthly	(2,405)
	Goldman Sachs International
	CMBX NA A.13 Index	A-/P	(5)	1,000	15	12/16/72	200 bp — Monthly	10
	CMBX NA A.6 Index	BBB+/P	30	1,000	105	5/11/63	200 bp — Monthly	(74)
	CMBX NA A.6 Index	BBB+/P	121	2,000	209	5/11/63	200 bp — Monthly	(88)
	CMBX NA A.6 Index	BBB+/P	1,199	14,000	1,464	5/11/63	200 bp — Monthly	(261)
	CMBX NA A.6 Index	BBB+/P	1,537	25,000	2,615	5/11/63	200 bp — Monthly	(1,069)
	CMBX NA BBB-.14 Index	BBB-/P	45	1,000	34	12/16/72	300 bp — Monthly	11
	CMBX NA BBB-.6 Index	B+/P	110	1,000	285	5/11/63	300 bp — Monthly	(174)
	CMBX NA BBB-.6 Index	B+/P	122	1,000	285	5/11/63	300 bp — Monthly	(162)
	CMBX NA BBB-.6 Index	B+/P	145	3,000	854	5/11/63	300 bp — Monthly	(707)
	CMBX NA BBB-.6 Index	B+/P	325	3,000	854	5/11/63	300 bp — Monthly	(527)
	CMBX NA BBB-.6 Index	B+/P	248	5,000	1,423	5/11/63	300 bp — Monthly	(1,172)
	CMBX NA BBB-.6 Index	B+/P	1,219	13,000	3,699	5/11/63	300 bp — Monthly	(2,473)
	CMBX NA BBB-.6 Index	B+/P	1,804	24,000	6,828	5/11/63	300 bp — Monthly	(5,012)
	CMBX NA BBB-.7 Index	BB-/P	887	12,000	2,168	1/17/47	300 bp — Monthly	(1,275)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	242	3,000	44	12/16/72	200 bp — Monthly	287
	CMBX NA BB.6 Index	B-/P	3,089	5,784	2,602	5/11/63	500 bp — Monthly	492
	CMBX NA BBB-.13 Index	BBB-/P	92	1,000	50	12/16/72	300 bp — Monthly	42
	CMBX NA BBB-.12 Index	BBB-/P	63	1,000	46	8/17/61	300 bp — Monthly	18
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B-/P	737	2,892	1,301	5/11/63	500 bp — Monthly	(562)
	CMBX NA BB.6 Index	B-/P	1,478	5,784	2,602	5/11/63	500 bp — Monthly	(1,118)
	CMBX NA BBB-.12 Index	BBB-/P	59	1,000	46	8/17/61	300 bp — Monthly	13
	CMBX NA BBB-.12 Index	BBB-/P	215	5,000	231	8/17/61	300 bp — Monthly	(14)

Upfront premium received			43,399		Unrealized appreciation			3,591

Upfront premium (paid)			(5)		Unrealized (depreciation)			(50,080)

	Total		$43,394				Total	$(46,489)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(1,688)	$7,000	$1,635	11/17/59	(500 bp) — Monthly	$(60)
	CMBX NA BB.10 Index	(1,785)	7,000	1,635	11/17/59	(500 bp) — Monthly	(156)
	CMBX NA BB.10 Index	(209)	2,000	467	11/17/59	(500 bp) — Monthly	257
	CMBX NA BB.10 Index	(219)	2,000	467	11/17/59	(500 bp) — Monthly	246
	CMBX NA BB.8 Index	(248)	1,933	684	10/17/57	(500 bp) — Monthly	434
	CMBX NA BB.9 Index	(81)	2,000	414	9/17/58	(500 bp) — Monthly	332
	CMBX NA BB.9 Index	(103)	1,000	207	9/17/58	(500 bp) — Monthly	103
	CMBX NA BBB-.10 Index	(437)	2,000	175	11/17/59	(300 bp) — Monthly	(263)
	CMBX NA BBB-.6 Index	(2,545)	8,000	2,276	5/11/63	(300 bp) — Monthly	(273)
	CMBX NA BBB-.10 Index	(127)	1,000	88	11/17/59	(300 bp) — Monthly	(40)
	CMBX NA BBB-.12 Index	(352)	1,000	46	8/17/61	(300 bp) — Monthly	(307)
	CMBX NA BBB-.12 Index	(60)	1,000	46	8/17/61	(300 bp) — Monthly	(14)
	CMBX NA BBB-.6 Index	(700)	11,000	3,130	5/11/63	(300 bp) — Monthly	2,424
	CMBX NA BBB-.8 Index	(316)	2,000	260	10/17/57	(300 bp) — Monthly	(58)
	CMBX NA BBB-.8 Index	(317)	2,000	260	10/17/57	(300 bp) — Monthly	(59)
	CMBX NA BBB-.8 Index	(286)	2,000	260	10/17/57	(300 bp) — Monthly	(28)
	CMBX NA BBB-.8 Index	(313)	2,000	260	10/17/57	(300 bp) — Monthly	(54)
	CMBX NA BBB-.8 Index	(157)	1,000	130	10/17/57	(300 bp) — Monthly	(27)
	Credit Suisse International
	CMBX NA BB.10 Index	(476)	4,000	934	11/17/59	(500 bp) — Monthly	455
	CMBX NA BB.10 Index	(534)	4,000	934	11/17/59	(500 bp) — Monthly	397
	CMBX NA BB.10 Index	(249)	2,000	467	11/17/59	(500 bp) — Monthly	217
	CMBX NA BB.7 Index	(512)	27,957	12,575	5/11/63	(500 bp) — Monthly	12,040
	CMBX NA BB.7 Index	(1,151)	7,000	2,360	1/17/47	(500 bp) — Monthly	1,202
	CMBX NA BB.7 Index	(1,291)	7,000	2,360	1/17/47	(500 bp) — Monthly	1,063
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	674	1/17/47	(500 bp) — Monthly	370
	CMBX NA BB.10 Index	(603)	2,000	467	11/17/59	(500 bp) — Monthly	(137)
	CMBX NA BB.10 Index	(783)	2,000	467	11/17/59	(500 bp) — Monthly	(317)
	CMBX NA BB.7 Index	(2,234)	11,000	3,708	1/17/47	(500 bp) — Monthly	1,465
	CMBX NA BB.7 Index	(983)	6,000	2,023	1/17/47	(500 bp) — Monthly	1,035
	CMBX NA BB.8 Index	(113)	966	342	10/17/57	(500 bp) — Monthly	228
	CMBX NA BB.8 Index	(340)	966	342	10/17/57	(500 bp) — Monthly	1
	CMBX NA BBB-.10 Index	(1,312)	6,000	525	11/17/59	(300 bp) — Monthly	(790)
	CMBX NA BBB-.10 Index	(624)	4,000	350	11/17/59	(300 bp) — Monthly	(276)
	CMBX NA BBB-.12 Index	(780)	4,000	185	8/17/61	(300 bp) — Monthly	(597)
	CMBX NA BBB-.6 Index	(3,543)	13,000	3,699	5/11/63	(300 bp) — Monthly	150
	CMBX NA BBB-.6 Index	(400)	8,000	2,276	5/11/63	(300 bp) — Monthly	1,872
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	8,000	386	1/17/47	(200 bp) — Monthly	215
	CMBX NA BB.17 Index	(979)	2,000	674	1/17/47	(500 bp) — Monthly	(307)
	CMBX NA BBB-.10 Index	(165)	1,000	88	11/17/59	(300 bp) — Monthly	(78)
	CMBX NA BBB-.10 Index	(2,613)	23,000	2,013	11/17/59	(300 bp) — Monthly	(612)
	CMBX NA BBB-.10 Index	(563)	2,000	175	11/17/59	(300 bp) — Monthly	(389)
	CMBX NA BBB-.10 Index	(298)	1,000	88	11/17/59	(300 bp) — Monthly	(211)
	CMBX NA BBB-.11 Index	(202)	1,000	44	11/18/54	(300 bp) — Monthly	(158)
	CMBX NA BBB-.6 Index	(15,346)	48,000	13,656	5/11/63	(300 bp) — Monthly	(1,714)
	CMBX NA BBB-.7 Index	(6,573)	28,000	5,060	1/17/47	(300 bp) — Monthly	(1,528)
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	934	11/17/59	(500 bp) — Monthly	703
	CMBX NA BB.11 Index	(494)	1,000	84	11/18/54	(500 bp) — Monthly	(411)
	CMBX NA BBB-.7 Index	(328)	4,000	723	1/17/47	(300 bp) — Monthly	393
	CMBX NA BBB-.9 Index	(185)	1,000	77	9/17/58	(300 bp) — Monthly	(108)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(408)	4,000	723	1/17/47	(300 bp) — Monthly	313
	CMBX NA BB.10 Index	(210)	2,000	467	11/17/59	(500 bp) — Monthly	256
	CMBX NA BB.10 Index	(470)	2,000	467	11/17/59	(500 bp) — Monthly	(4)
	CMBX NA BB.7 Index	(804)	4,000	1,348	1/17/47	(500 bp) — Monthly	541
	CMBX NA BB.7 Index	(193)	1,000	337	1/17/47	(500 bp) — Monthly	143
	CMBX NA BB.9 Index	(61)	1,000	207	9/17/58	(500 bp) — Monthly	145
	CMBX NA BBB-.8 Index	(311)	2,000	260	10/17/57	(300 bp) — Monthly	(53)
	CMBX NA BBB-.8 Index	(157)	1,000	130	10/17/57	(300 bp) — Monthly	(28)
	CMBX NA BBB-.10 Index	(6,789)	39,000	3,413	11/17/59	(300 bp) — Monthly	(2,718)
	CMBX NA BBB-.10 Index	(859)	6,000	525	11/17/59	(300 bp) — Monthly	(337)
	CMBX NA BBB-.10 Index	(970)	6,000	525	11/17/59	(300 bp) — Monthly	(448)
	CMBX NA BBB-.10 Index	(240)	2,000	175	11/17/59	(300 bp) — Monthly	(66)
	CMBX NA BBB-.10 Index	(218)	1,000	88	11/17/59	(300 bp) — Monthly	(131)
	CMBX NA BBB-.10 Index	(260)	3,000	263	11/17/59	(300 bp) — Monthly	1
	CMBX NA BBB-.13 Index	(62)	1,000	50	12/16/72	(300 bp) — Monthly	(12)
	CMBX NA BBB-.8 Index	(429)	3,000	389	10/17/57	(300 bp) — Monthly	(41)
	CMBX NA BBB-.8 Index	(254)	2,000	260	10/17/57	(300 bp) — Monthly	5
	CMBX NA BBB-.8 Index	(254)	2,000	260	10/17/57	(300 bp) — Monthly	4
	CMBX NA BBB-.8 Index	(155)	1,000	130	10/17/57	(300 bp) — Monthly	(26)
	CMBX NA BBB-.8 Index	(156)	1,000	130	10/17/57	(300 bp) — Monthly	(27)
	CMBX NA BBB-.8 Index	(156)	1,000	130	10/17/57	(300 bp) — Monthly	(27)

Upfront premium received		—			Unrealized appreciation		27,010

Upfront premium (paid)		(67,733)			Unrealized (depreciation)		(12,890)

	Total	$(67,733)				Total	$14,120
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 37 Index	B+/P	$(42,420)	$449,000	$41,263	12/20/26	500 bp — Quarterly	$(1,094)
	NA IG Series 37 Index	BBB+/P	(133,481)	5,300,000	126,034	12/20/26	100 bp — Quarterly	(6,417)

	Total		$(175,901)					$(7,511)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $128,216,253.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $25,616, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$895,250	$4,190,833	$5,086,083	$347	$—
	Putnam Short Term Investment Fund**	14,566,068	12,383,171	18,067,686	7,887	8,881,553

	Total Short-term investments	$15,461,318	$16,574,004	$23,153,769	$8,234	$8,881,553
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund did not have any securities on loan.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,171,913.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $170,966.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $522,946.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $19,185,935 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities and total return swaps in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $315,278 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $170,966 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,873,639	$1,261,372	$—
Capital goods	4,540,225	658,798	—
Communication services	1,822,857	504,575	—
Conglomerates	437,959	—	—
Consumer cyclicals	10,177,451	2,382,872	—
Consumer staples	4,909,338	1,466,597	—
Energy	1,350,773	631,111	38
Financials	10,451,522	2,359,948	—
Government	—	36,761	—
Health care	11,255,027	—	—
Technology	26,748,060	1,355,907	—
Transportation	1,093,705	417,902	—
Utilities and power	1,879,267	396,835	—

Total common stocks	76,539,823	11,472,678	38
Asset-backed securities	—	431,102	—
Convertible bonds and notes	—	28,936	—
Corporate bonds and notes	—	18,759,500	—
Foreign government and agency bonds and notes	—	599,378	—
Mortgage-backed securities	—	3,803,543	—
Preferred stocks	—	1,237	—
Purchased options outstanding	—	60,169	—
Senior loans	—	518,299	—
U.S. government and agency mortgage obligations	—	15,952,010	—
Short-term investments	—	10,819,354	—

Totals by level	$76,539,823	$62,446,206	$38
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(114,885)	$—
Futures contracts	721,310	—	—
Written options outstanding	—	(18,496)	—
TBA sale commitments	—	(4,109,515)	—
Interest rate swap contracts	—	(114,451)	—
Total return swap contracts	—	(144,219)	—
Credit default contracts	—	160,360	—

Totals by level	$721,310	$(4,341,206)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$4,100,000
Written currency option contracts (contract amount)	$4,100,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$65,600,000
Centrally cleared interest rate swap contracts (notional)	$16,500,000
OTC total return swap contracts (notional)	$14,300,000
Centrally cleared total return swap contracts (notional)	$11,500,000
OTC credit default contracts (notional)	$880,000
Centrally cleared credit default contracts (notional)	$6,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com